Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended	17 Months Ended	1 Months Ended
	Mar. 01, 2013	Dec. 31, 2012	Dec. 31, 2006	Mar. 27, 2013 Subsequent Event	Mar. 21, 2013 Subsequent Event	Jan. 30, 2013 Subsequent Event Board of Directors Chairman	Mar. 28, 2013 Subsequent Event Investor
Subsequent Events [Line Items]
Outstanding license fees		$ 250,000
Notice period		60 days
Loss contingency, damages sought	$250,000
Outstanding license fees settled amount	235,000
Quarterly cash payable						50,000
Granted contractual term						P10Y
Purchase of shares authorized						200,000
Common stock exercise price						$ 0.30
Issuance of common stock, per share			$ 0.0001		$ 0.30
Debentures aggregate principal amount					0
Debt instrument, maturity date					Dec. 31, 2015
Debt instrument, interest rate, effective percentage					8.00%
Share issued in first monthly installment of liquidated damages				990,477
Value of share issued in first monthly installment of liquidated damages				297,144
Aggregate principal amount debenture amended							$ 7,875,000